PURCHASE COMMITMENTS	12 Months Ended
Dec. 31, 2023
PURCHASE COMMITMENTS
PURCHASE COMMITMENTS

NOTE 20 – PURCHASE COMMITMENTS

The Company has entered into various purchase commitments with domestic and foreign suppliers amounting to approximately $586,790 million as of December 31, 2023 (of which $139,154 million corresponds to Fixed Assets commitments). These purchase commitments include those that contain “take or pay” clauses, which force the buyer to purchase a quantity of a product or service in a period, usually annually, or, alternatively, to pay that amount even if it has not been taken or accepted to receive it.